OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

	June 30, 2022	December 31, 2021
	(Unaudited)
Advances to unrelated parties (i)	$1,382,896	$937,235
Advances to employees	26,069	49,218
Other current assets	369,546	231,695
	$1,778,511	$1,218,148

(i)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

SCHEDULE OF OTHER NON-CURRENT ASSETS
	June 30, 2022	December 31, 2021
	(Unaudited)
Other assets, non-current	$2,798,887	$2,948,681